Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note E — Intangible Assets

Intangible assets and related accumulated amortization consisted of the following for the years ended December 31, 2023 and 2022 (dollars in thousands):

	2023		2022
	Gross carrying	Accumulated	Gross carrying	Accumulated
	amount	amortization	amount	amortization
Acquired in-place leases	$2,443	$1,845	$2,564	$1,621
Lease commissions	182	136	165	106
Indefinite lived contract	3,160	—	3,160	—
Acquired technology and other	4,402	1,009	4,217	561
Total intangible assets	$10,187	$2,990	$10,106	$2,288

Amortization of the in-place lease value, lease commissions and acquired technology are included in Depreciation and Amortization in our Consolidated Statements of Operations. Amortization expense associated with intangible assets totaled $0.8 million for the years ended December 31, 2023 and 2022.

Estimated future amortization of intangible assets as of December 31, 2023 for each of the next five years is as follows (dollars in thousands):

	Acquired in-place leases	Lease commissions	Acquired Technology
2024	$291	$23	$481
2025	181	12	481
2026	102	7	481
2027	24	4	452
2028	—	—	434
Thereafter	—	—	1,064